OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2018
Other Financial Items [Abstract]
OTHER FINANCIAL ITEMS, NET
OTHER FINANCIAL ITEMS, NET

Other financial items comprise the following items:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Net cash payments on non-designated derivatives	(647)	(2,779)	(5,124)
Net increase/(decrease) in fair value of non-designated derivatives	6,492	(4,297)	8,068
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(34)	138	140
Net increase in fair value of equity investments	15,304	—	—
Other items	(99)	(1,752)	(5,768)
Other financial items, net	21,016	(8,690)	(2,684)

The net movement in the fair values of non-designated derivatives and net cash payments thereon relates to non-designated, terminated or de-designated interest rate swaps and cross currency interest rate swaps. The net movement in the fair values of designated derivatives relates to the ineffective portion of interest rate swaps and cross currency interest rate swaps that have been designated as cash flow hedges. Changes in the fair values of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under “Other comprehensive income”. The above net movement in the valuation of non-designated derivatives in the six months ended June 30, 2018 includes $0.1 million reclassified from "Other comprehensive income", as a result of certain interest rate swaps relating to loan facilities no longer being designated as cash flow hedges. In the year ended December 31, 2017: $1.6 million (six months ended June 30, 2017: $0.7 million) was reclassified from "Other comprehensive income".

Other items in the six months ended June 30, 2018 include a gain of $0.1 million arising from foreign currency translation. In the year ended December 31, 2017 other items included foreign currency translation net loss of $4.5 million (six months ended June 30, 2017: loss $0.8 million). Other items also include bank charges and fees relating to loan facilities.

Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income. The adoption of the standard resulted in a net unrealized gain of $15.3 million recorded in the condensed consolidated statement of operations for the six months ended June 30, 2018. See also Recently Adopted Accounting Standards within Note 1.